Cash and balances with central bank - Summary of cash and balances with central bank (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and balances with central bank [abstract]
Amounts held at central banks	€ 88,627	€ 85,934
Cash and bank balances	1,587	1,681
Cash and bank balances at central banks	90,214	87,614	€ 106,520
Amounts held at central banks, amount of loan loss provisions	€ (5)	€ (12)